TAXES (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Tax exempt income	16.50%
Federal statutory income tax rate	25.00%	25.00%
Valuation allowance of deferred tax assets	$ 25,787	$ 19,225	$ 62,502
Value added tax percentage	13.00%
Value added tax receivable	$ 0		1,500
Income tax expenses related to other levies and witholding	$ 0		$ 0